Other receivables (Tables)	9 Months Ended
Sep. 30, 2024
Other receivables
Schedule of other receivables
	September 30, 2024	December 31, 2023
	$	$
Sales tax recoverable	70,478	209,550
Interest receivable	28,852	15,511
Other receivables	4,874	3,703
	104,204	228,764